SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convertible preferred shares (Details)	May 03, 2022 shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of total convertible preferred shares issued and outstanding converted to ordinary shares	7,820,914